Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 99.56% Shares Fair Value
Argentina — 1.41%
Consumer Discretionary — 1.41%
MercadoLibre, Inc.
(a)
3 $ 2,358
Total   Argentina 2,358
Australia — 2.22%
Health Care — 1.05%
CSL Ltd. 9 1,755
Technology — 1.17%
Atlassian Corp. PLC, Class A
(a)
11 1,951
Total   Australia 3,706
Canada — 1.37%
Technology — 1.37%
Open Text Corp.
(a)
19 779
Shopify, Inc., Class A
(a)
4 1,500
2,279
Total   Canada 2,279
China — 7.58%
Communications — 4.17%
NetEase, Inc. - ADR 19 1,971
Tencent Holdings Ltd. - ADR 110 5,009
6,980
Consumer Discretionary — 3.41%
Alibaba Group Holding Ltd. - ADR
(a)
17 1,633
JD.com, Inc. - ADR 51 2,861
Meituan - ADR
(a)
26 1,219
5,713
Total   China 12,693
Denmark — 3.33%
Energy — 1.05%
Vestas Wind Systems A/S 69 1,763
Health Care — 2.28%
Coloplast A/S - ADR 51 604
Novo Nordisk A/S, Class B 29 3,212
3,816
Total   Denmark 5,579
France — 14.95%
Consumer Discretionary — 4.16%
Hermes International SA 4 4,766

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 99.56% - continued Shares Fair Value
France — 14.95% - continued
Consumer Discretionary — 4.16% - continued
Kering SA 4 $ 2,188
6,954
Consumer Staples — 1.47%
L'Oreal SA 7 2,468
Financials — 1.62%
BNP Paribas SA 25 1,425
Credit Agricole SA 116 1,284
2,709
Health Care — 1.15%
Sanofi 18 1,920
Industrials — 1.64%
Aeroports de Paris
(a)
14 2,091
Vinci SA - ADR 27 653
2,744
Materials — 2.30%
Cie de Saint-Gobain 65 3,844
Technology — 2.61%
Dassault Systems SE 71 2,985
Teleperformance 3 994
Worldline SA/France
(a)
10 408
4,387
Total   France 25,026
Germany — 6.43%
Consumer Staples — 1.18%
Beiersdorf AG 19 1,968
Financials — 1.51%
Deutsche Boerse AG 15 2,516
Industrials — 3.20%
Deutsche Post AG 69 2,852
Siemens AG 19 2,497
5,349

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 99.56% - continued Shares Fair Value
Germany — 6.43% - continued
Technology — 0.54%
SAP SE 9 $ 896
Total   Germany 10,729
India — 1.31%
Financials — 1.31%
HDFC Bank Ltd. - ADR 38 2,188
Total   India 2,188
Indonesia — 1.65%
Financials — 1.65%
Bank Rakyat Indonesia Persero Tbk PT - ADR 175 2,771
Total   Indonesia 2,771
Israel — 1.16%
Technology — 1.16%
NICE-Systems Ltd. - ADR
(a)
6 1,192
Wix.com Ltd.
(a)
12 756
1,948
Total   Israel 1,948
Italy — 2.44%
Energy — 2.01%
Eni SpA 221 3,368
Financials — 0.43%
Intesa Sanpaolo SpA 329 717
Total   Italy 4,085
Japan — 9.92%
Communications — 1.06%
M3, Inc. 61 1,771
Health Care — 1.84%
Eisai Co. Ltd. - ADR 14 575
Hoya Corp. - ADR 14 1,510
Terumo Corp. - ADR 31 994
3,079
Industrials — 6.40%
Daifuku Co. Ltd - ADR 52 808
FANUC Corp. - ADR 105 1,706
Keyence Corp. 14 5,611
Recruit Holdings Co. Ltd. - ADR 357 2,574
10,699

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 99.56% - continued Shares Fair Value
Japan — 9.92% - continued
Technology — 0.62%
Obic Co. Ltd.
(a)
7 $ 1,038
Total   Japan 16,587
Korea  (Republic Of) — 3.60%
Technology — 3.60%
Samsung Electronics Co. Ltd. 111 6,023
Total   Korea  (Republic Of) 6,023
Netherlands — 12.24%
Financials — 0.70%
ING Groep NV 103 1,163
Technology — 11.54%
Adyen NV
(a)
1 1,553
ASML Holding NV 16 9,205
NXP Semiconductors NV 33 6,262
Wolters Kluwer NV 23 2,275
19,295
Total   Netherlands 20,458
Norway — 3.55%
Energy — 3.55%
Equinor ASA
(a)
154 5,923
Total   Norway 5,923
Spain — 2.81%
Energy — 2.41%
Repsol SA 250 4,024
Financials — 0.40%
Banco Santander SA 209 676
Total   Spain 4,700
Switzerland — 1.99%
Industrials — 1.12%
ABB Ltd.
(a)
61 1,877

Fisher Investments Institutional Group All Foreign Equity
Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 99.56% - continued Shares Fair Value
Switzerland — 1.99% - continued
Technology — 0.87%
Temenos AG 15 $ 1,457
Total   Switzerland 3,334
Taiwan  Province Of China — 5.65%
Technology — 5.65%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 99 9,435
Total   Taiwan  Province Of China 9,435
United Kingdom — 15.95%
Consumer Staples — 2.70%
Coca-Cola European Partners PLC 53 2,816
Reckitt Benckiser Group PLC 22 1,702
4,518
Energy — 2.08%
BP PLC 637 3,486
Financials — 0.39%
London Stock Exchange Group PLC 7 653
Health Care — 1.89%
AstraZeneca PLC 24 3,162
Materials — 6.94%
Anglo American PLC 98 4,801
Antofagasta PLC 206 3,835
Rio Tinto PLC 41 2,971
11,607
Technology — 1.95%
Experian PLC
(a)
97 3,246
Total   United Kingdom 26,672
Total Common Stocks— 99.56% (Cost $157,439) 166,494
MONEY MARKET FUNDS - 0.42%
First American Government Obligations Fund, Class X, 0.88%
(b)
702 702
Total Money Market Funds (Cost $702) 702
Total Investments — 99.98% (Cost $158,141) 167,196
Other Assets in Excess of Liabilities — 0.02% 30
NET ASSETS — 100.00% $ 167,226
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2022.
ADR - American Depositary Receipt.

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 103.20% Shares Fair Value
Communications — 7.24%
Alphabet, Inc., Class A
(a)
3 $ 6,826
Meta Platforms, Inc., Class A
(a)
25 4,841
Netflix, Inc.
(a)
10 1,974
13,641
Consumer Discretionary — 8.32%
Amazon.com, Inc.
(a)
3 7,213
Home Depot, Inc. (The) 28 8,477
15,690
Consumer Staples — 2.08%
Costco Wholesale Corp. 4 1,865
General Mills, Inc. 18 1,257
Kimberly-Clark Corp. 6 798
3,920
Energy — 8.31%
ConocoPhillips 30 3,371
Exxon Mobil Corp. 19 1,824
Halliburton Co. 64 2,592
Hess Corp. 28 3,446
Pioneer Natural Resources Co. 12 3,335
Schlumberger Ltd. 24 1,103
15,671
Financials — 6.95%
American Express Co. 26 4,389
BlackRock, Inc. 5 3,345
Goldman Sachs Group, Inc. (The) 12 3,922
JPMorgan Chase & Co. 11 1,455
13,111
Health Care — 10.38%
Abbott Laboratories 17 1,997
Align Technology, Inc.
(a)
9 2,499
Amgen, Inc. 5 1,284
Biogen, Inc.
(a)
6 1,200
DexCom, Inc.
(a)
2 596
IDEXX Laboratories, Inc.
(a)
2 783
Intuitive Surgical, Inc.
(a)
17 3,870
Johnson & Johnson 5 898
Medtronic PLC 16 1,602
Merck & Co., Inc. 32 2,944
Pfizer, Inc. 20 1,061
ResMed, Inc. 4 814
Viatris, Inc. 1 12
19,560
Industrials — 4.94%
3M Co. 7 1,045
Caterpillar, Inc. 9 1,943

Fisher Investments Institutional Group U.S. Large Cap
Equity Environmental and Social Values Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 103.20% - continued Shares Fair Value
Industrials — 4.94% - continued
HEICO Corp. 10 $ 1,431
Norfolk Southern Corp. 4 959
Rockwell Automation, Inc. 9 1,919
Spirit AeroSystems Holdings, Inc., Class A 12 377
United Parcel Service, Inc., Class B 9 1,639
9,313
Materials — 2.74%
Nucor Corp. 39 5,166
Technology — 52.24%
Adobe, Inc.
(a)
11 4,581
Advanced Micro Devices, Inc.
(a)
78 7,945
Apple, Inc. 119 17,711
Autodesk, Inc.
(a)
16 3,324
Cisco Systems, Inc. 50 2,253
Intel Corp. 59 2,621
Microsoft Corp. 47 12,778
MSCI, Inc. 13 5,751
NVIDIA Corp. 65 12,138
Oracle Corp. 41 2,949
PayPal Holdings, Inc.
(a)
40 3,408
QUALCOMM, Inc. 28 4,010
salesforce.com, Inc.
(a)
33 5,288
Texas Instruments, Inc. 32 5,656
Visa, Inc., Class A 38 8,062
98,475
Total Common Stocks— 103.20% (Cost $166,130) 194,547
MONEY MARKET FUNDS - 0.69%
First American Government Obligations Fund, Class X, 0.88%
(b)
1,309 1,309
Total Money Market Funds (Cost $1,309) 1,309
Total Investments — 103.89% (Cost $167,439) 195,856
Liabilities in Excess of Other Assets — (3.89)% (7,332)
NET ASSETS — 100.00% $ 188,524
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2022.

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 103.44% Shares Fair Value
Communications — 0.79%
8X8, Inc.
(a)
199 $ 1,443
Consumer Discretionary — 14.51%
Builders FirstSource, Inc.
(a)
69 4,491
Domino's Pizza, Inc. 4 1,453
Freshpet, Inc.
(a)
49 3,527
M.D.C. Holdings, Inc. 38 1,451
M/I Homes, Inc.
(a)
39 1,823
Papa John's International, Inc. 35 3,080
Pool Corp. 14 5,581
Revolve Group, Inc.
(a)
96 2,820
Scotts Miracle-Gro Co. (The) 14 1,325
Taylor Morrison Home Corp.
(a)
36 1,043
26,594
Consumer Staples — 1.16%
Boston Beer Co., Inc. (The), Class A
(a)
6 2,132
Energy — 4.74%
ChampionX Corp. 139 3,235
Helmerich & Payne, Inc. 12 604
Oceaneering International, Inc.
(a)
99 1,259
Ovintiv, Inc. 64 3,583
8,681
Financials — 10.94%
Cadence Bank 34 909
Cowen Group, Inc., Class A 96 2,548
East West Bancorp, Inc. 14 1,030
Evercore Partners, Inc., Class A 22 2,512
First Merchants Corp.
(a)
56 2,305
Independent Bank Corp. 26 2,166
Piper Sandler Cos. 20 2,636
Stifel Financial Corp. 27 1,733
SVB Financial Group
(a)
6 2,931
Umpqua Holdings Corp. 73 1,288
20,058
Health Care — 25.87%
Align Technology, Inc.
(a)
12 3,332
Alkermes PLC
(a)
14 418
Anika Therapeutics
(a)
90 1,957
Avid Bioservices, Inc.
(a)
56 749
BioCryst Pharmaceuticals, Inc.
(a)
74 689
Charles River Laboratories International, Inc.
(a)
6 1,404
CONMED Corp. 59 6,860
Emergent BioSolutions, Inc.
(a)
50 1,648
Exact Sciences Corp.
(a)
29 1,444
Haemonetics Corp.
(a)
45 2,847
Halozyme Therapeutics, Inc.
(a)
166 7,632

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 103.44% - continued Shares Fair Value
Health Care — 25.87% - continued
ImmunoGen, Inc.
(a)
124 $ 454
Ironwood Pharmaceuticals, Inc.
(a)
85 958
Medpace Holdings, Inc.
(a)
28 4,011
Myriad Genetics, Inc.
(a)
27 519
NanoString Technologies, Inc.
(a)
59 923
Neurocrine Biosciences Inc.
(a)
15 1,402
PTC Therapeutics, Inc.
(a)
37 1,087
Shockwave Medical, Inc.
(a)
8 1,314
Vericel Corp.
(a)
38 1,032
West Pharmaceutical Services, Inc. 4 1,242
WillScot Mobile Mini Holdings Corp.
(a)
154 5,502
47,424
Industrials — 13.19%
Advanced Energy Industries, Inc. 50 4,073
Alarm.com Holdings, Inc.
(a)
38 2,403
Cactus, Inc., Class A 103 5,399
Casella Waste Systems, Inc., Class A
(a)
33 2,362
Chart Industries, Inc.
(a)
25 4,397
HEICO Corp. 12 1,717
Lincoln Electric Holdings, Inc. 14 1,901
Mercury Systems, Inc.
(a)
32 1,914
24,166
Materials — 8.48%
Alcoa Corp. 61 3,765
Cleveland-Cliffs, Inc.
(a)
259 6,004
Steel Dynamics, Inc. 32 2,732
UFP Industries, Inc. 23 1,776
Worthington Industries, Inc. 27 1,259
15,536
Technology — 23.76%
Allscripts Healthcare Solutions, Inc.
(a)
264 4,512
Alteryx, Inc., Class A
(a)
45 2,504
Azenta, Inc. 40 3,066
Box, Inc., Class A
(a)
26 679
Cerence, Inc.
(a)
32 1,016
Ceridian HCM Holding, Inc.
(a)
14 788
Diodes, Inc.
(a)
66 5,082
Dropbox, Inc., Class A
(a)
38 792
Fair Isaac Corp.
(a)
3 1,229
Five9, Inc.
(a)
7 677
Knowles Corp.
(a)
125 2,402
Liveperson, Inc.
(a)
75 1,259
Manhattan Associates, Inc.
(a)
6 726
Momentive Global, Inc.
(a)
186 2,265
Omnicell, Inc.
(a)
34 3,779
Paycom Software, Inc.
(a)
9 2,559

Fisher Investments Institutional Group U.S. Small Cap
Equity Fund
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 103.44% - continued Shares Fair Value
Technology — 23.76% - continued
Paylocity Holdings Corp.
(a)
36 $ 6,296
Pegasystems, Inc. 15 743
Qualys, Inc.
(a)
6 784
SPS Commerce, Inc.
(a)
6 642
Synaptics, Inc.
(a)
7 1,037
Tenable Holdings, Inc.
(a)
14 704
43,541
Total Common Stocks— 103.44% (Cost $174,815) 189,575
MONEY MARKET FUNDS - 0.69%
First American Government Obligations Fund, Class X, 0.88%
(b)
1,271 1,271
Total Money Market Funds (Cost $1,271) 1,271
Total Investments — 104.13% (Cost $176,086) 190,846
Liabilities in Excess of Other Assets — (4.13)% (7,567)
NET ASSETS — 100.00% $ 183,279
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2022.

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.97% Shares Fair Value
Argentina — 0.83%
Consumer Discretionary — 0.83%
MercadoLibre, Inc.
(a)
2 $ 1,572
Total   Argentina 1,572
Australia — 1.62%
Energy — 0.05%
Woodside Energy Group Ltd. 5 100
Materials — 1.57%
BHP Group Ltd. 26 832
OZ Minerals Ltd. 77 1,331
Rio Tinto Ltd. 10 821
2,984
Total   Australia 3,084
Brazil — 0.36%
Materials — 0.36%
Vale SA - ADR 38 686
Total   Brazil 686
Canada — 1.45%
Industrials — 0.75%
Canadian Pacific Railway Ltd. 20 1,429
Materials — 0.70%
Hudbay Minerals, Inc. 90 516
Lundin Mining Corp. 93 828
1,344
Total   Canada 2,773
China — 4.09%
Communications — 2.22%
Tencent Holdings Ltd. - ADR 78 3,552
Trip.com Group Ltd. - ADR
(a)
30 662
4,214
Consumer Discretionary — 1.87%
Alibaba Group Holding Ltd. - ADR
(a)
16 1,537
JD.com, Inc. - ADR 36 2,020
3,557
Total   China 7,771
France — 5.06%
Consumer Discretionary — 1.00%
Kering SA - ADR
(a)
35 1,908
Energy — 1.10%
TotalEnergies SE 35 2,088

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.97% - continued Shares Fair Value
France — 5.06% - continued
Financials — 0.69%
BNP Paribas SA 23 $ 1,311
Health Care — 0.50%
Sanofi 9 960
Technology — 1.77%
Dassault Systems SE 80 3,365
Total   France 9,632
Germany — 1.39%
Consumer Discretionary — 0.42%
Sixt SE 6 808
Industrials — 0.97%
MTU Aero Engines AG
(a)
3 592
Siemens AG 9 1,183
Siemens Energy AG 4 77
1,852
Total   Germany 2,660
Hong Kong — 0.44%
Health Care — 0.44%
Sino Biopharmaceutical Ltd. - ADR
(a)
75 831
Total   Hong Kong 831
Italy — 1.05%
Energy — 0.60%
Eni SpA 75 1,143
Financials — 0.45%
Intesa Sanpaolo SpA 390 850
Total   Italy 1,993
Japan — 3.18%
Industrials — 3.18%
Daifuku Co. Ltd - ADR
(a)
42 653
FANUC Corp. - ADR 99 1,609
SMC Corp. - ADR 98 2,538
Yaskawa Electric Corp. - ADR 18 1,249
6,049
Total   Japan 6,049
Korea  (Republic Of) — 2.11%
Technology — 2.11%
Samsung Electronics Co. Ltd. - GDR 3 4,025
Total   Korea  (Republic Of) 4,025

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.97% - continued Shares Fair Value
Netherlands — 4.04%
Energy — 1.07%
Shell PLC 68 $ 2,040
Financials — 0.55%
ING Groep NV 93 1,050
Technology — 2.42%
ASML Holding NV 8 4,602
Total   Netherlands 7,692
Spain — 0.75%
Financials — 0.75%
Banco Bilbao Vizcaya Argentaria SA 142 774
Banco Santander SA 198 641
1,415
Total   Spain 1,415
Switzerland — 0.86%
Health Care — 0.86%
Novartis AG 18 1,629
Total   Switzerland 1,629
Taiwan  Province Of China — 3.40%
Technology — 3.40%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 68 6,480
Total   Taiwan  Province Of China 6,480
United Kingdom — 1.76%
Energy — 0.43%
BP PLC 148 810
Health Care — 1.33%
AstraZeneca PLC 12 1,581
GlaxoSmithKline PLC 44 961
2,542
Total   United Kingdom 3,352
United States — 66.58%
Communications — 6.66%
Alphabet, Inc., Class A
(a)
4 9,100
Meta Platforms, Inc., Class A
(a)
11 2,130
Netflix, Inc.
(a)
4 790
Uber Technologies, Inc.
(a)
29 673
12,693
Consumer Discretionary — 3.80%
Amazon.com, Inc.
(a)
2 4,808
Home Depot, Inc. (The) 8 2,422
7,230

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.97% - continued Shares Fair Value
United States — 66.58% - continued
Consumer Staples — 3.46%
Costco Wholesale Corp. 10 $ 4,663
Procter & Gamble Co. (The) 13 1,922
6,585
Energy — 4.85%
Chevron Corp. 15 2,620
Exxon Mobil Corp. 25 2,400
Marathon Oil Corp. 64 2,012
Schlumberger Ltd. 48 2,206
9,238
Financials — 5.34%
American Express Co. 13 2,195
BlackRock, Inc. 3 2,007
Goldman Sachs Group, Inc. (The) 5 1,634
JPMorgan Chase & Co. 14 1,852
Morgan Stanley 29 2,498
10,186
Health Care — 8.88%
Abbott Laboratories 9 1,057
Align Technology, Inc.
(a)
7 1,943
Danaher Corp. 5 1,319
Edwards LifeSciences Corp.
(a)
9 908
Eli Lilly & Co. 14 4,387
Exact Sciences Corp.
(a)
7 349
Intuitive Surgical, Inc.
(a)
9 2,049
Merck & Co., Inc. 17 1,565
PTC Therapeutics, Inc.
(a)
15 441
Sarepta Therapeutics, Inc.
(a)
5 364
Stryker Corp. 6 1,407
Thermo Fisher Scientific, Inc. 2 1,135
16,924
Industrials — 3.09%
AeroVironment, Inc.
(a)
14 1,287
Boeing Co. (The)
(a)
5 657
Carrier Global Corp. 6 236
Cummins, Inc. 4 836
Deere & Co. 4 1,431
Otis Worldwide Corp. 3 223
Raytheon Technologies Corp. 6 571
Rockwell Automation, Inc. 3 640
5,881
Materials — 1.27%
Cleveland-Cliffs, Inc.
(a)
69 1,600
Materion Corp. 10 820
2,420

Fisher Investments Institutional Group Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.97% - continued Shares Fair Value
United States — 66.58% - continued
Technology — 29.23%
Adobe, Inc.
(a)
10 $ 4,164
Advanced Micro Devices, Inc.
(a)
17 1,732
Apple, Inc. 72 10,716
Autodesk, Inc.
(a)
9 1,870
Block, Inc., Class A
(a)
12 1,050
DocuSign, Inc.
(a)
15 1,259
Intuit, Inc. 2 829
MasterCard, Inc., Class A 10 3,578
Microsoft Corp. 37 10,058
NVIDIA Corp. 44 8,216
Oracle Corp. 42 3,021
Paycom Software, Inc.
(a)
6 1,706
PayPal Holdings, Inc.
(a)
13 1,108
salesforce.com, Inc.
(a)
16 2,564
ServiceNow, Inc.
(a)
2 935
Visa, Inc., Class A 10 2,122
Zoom Video Communications, Inc., Class A
(a)
7 752
55,680
Total   United States 126,837
Total Common Stocks— 98.97% (Cost $153,997) 188,481
MONEY MARKET FUNDS - 0.89%
First American Government Obligations Fund, Class X, 0.88%
(b)
1,694 1,694
Total Money Market Funds (Cost $1,694) 1,694
Total Investments — 99.86% (Cost $155,691) 190,175
Other Assets in Excess of Liabilities — 0.14% 258
NET ASSETS — 100.00% $ 190,433
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2022.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.90% Shares Fair Value
Argentina — 0.83%
Consumer Discretionary — 0.83%
MercadoLibre, Inc.
(a)
2 $ 1,572
Total   Argentina 1,572
Australia — 1.59%
Materials — 1.59%
OZ Minerals Ltd. 70 1,210
Rio Tinto Ltd. 22 1,807
3,017
Total   Australia 3,017
Canada — 1.11%
Industrials — 0.64%
Canadian Pacific Railway Ltd. 17 1,214
Materials — 0.47%
Lundin Mining Corp. 100 890
Total   Canada 2,104
China — 4.22%
Communications — 2.28%
Tencent Holdings Ltd. - ADR 79 3,598
Trip.com Group Ltd. - ADR
(a)
33 728
4,326
Consumer Discretionary — 1.94%
Alibaba Group Holding Ltd. - ADR
(a)
16 1,537
JD.com, Inc. - ADR 38 2,133
3,670
Total   China 7,996
Colombia — 1.03%
Energy — 1.03%
Ecopetrol SA - ADR 116 1,960
Total   Colombia 1,960
France — 4.04%
Consumer Discretionary — 0.95%
Kering SA - ADR
(a)
33 1,799
Financials — 0.69%
BNP Paribas SA 23 1,311
Health Care — 0.62%
Sanofi 11 1,173
Technology — 1.78%
Dassault Systems SE 80 3,365
Total   France 7,648

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.90% - continued Shares Fair Value
Germany — 1.09%
Consumer Discretionary — 0.43%
Sixt SE 6 $ 808
Industrials — 0.66%
Siemens AG 9 1,183
Siemens Energy AG 4 77
1,260
Total   Germany 2,068
Hong Kong — 0.44%
Health Care — 0.44%
Sino Biopharmaceutical Ltd. - ADR
(a)
76 842
Total   Hong Kong 842
Italy — 0.93%
Energy — 0.49%
Eni SpA 61 930
Financials — 0.44%
Intesa Sanpaolo SpA 380 828
Total   Italy 1,758
Japan — 2.14%
Industrials — 2.14%
Daifuku Co. Ltd - ADR
(a)
43 668
FANUC Corp. - ADR 92 1,495
Yaskawa Electric Corp. - ADR 27 1,875
4,038
Total   Japan 4,038
Korea  (Republic Of) — 1.42%
Technology — 1.42%
Samsung Electronics Co. Ltd. - GDR 2 2,683
Total   Korea  (Republic Of) 2,683
Netherlands — 2.43%
Technology — 2.43%
ASML Holding NV 8 4,602
Total   Netherlands 4,602
Spain — 1.76%
Energy — 1.01%
Repsol SA 119 1,915
Financials — 0.75%
Banco Bilbao Vizcaya Argentaria SA 137 747
Banco Santander SA 208 673
1,420
Total   Spain 3,335

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.90% - continued Shares Fair Value
Switzerland — 0.66%
Industrials — 0.66%
ABB Ltd. 41 $ 1,256
Total   Switzerland 1,256
Taiwan  Province Of China — 3.37%
Technology — 3.37%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR 67 6,385
Total   Taiwan  Province Of China 6,385
United Kingdom — 3.62%
Consumer Staples — 0.66%
Unilever PLC 26 1,250
Energy — 1.38%
BP PLC 479 2,621
Health Care — 0.83%
AstraZeneca PLC 12 1,581
Materials — 0.75%
Antofagasta PLC 76 1,415
Total   United Kingdom 6,867
United States — 68.22%
Communications — 6.66%
Alphabet, Inc., Class A
(a)
4 9,101
Meta Platforms, Inc., Class A
(a)
11 2,130
Netflix, Inc.
(a)
4 790
Uber Technologies, Inc.
(a)
26 603
12,624
Consumer Discretionary — 4.31%
Amazon.com, Inc.
(a)
2 4,807
Home Depot, Inc. (The) 8 2,422
NIKE, Inc., Class B 8 951
8,180
Consumer Staples — 4.03%
Costco Wholesale Corp. 8 3,730
PepsiCo, Inc. 11 1,845
Procter & Gamble Co. (The) 14 2,071
7,646
Energy — 3.26%
Exxon Mobil Corp. 45 4,321
Schlumberger Ltd. 40 1,838
6,159
Financials — 5.32%
American Express Co. 14 2,363
BlackRock, Inc. 3 2,007
Goldman Sachs Group, Inc. (The) 5 1,634

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.90% - continued Shares Fair Value
United States — 68.22% - continued
Financials — 5.32% - continued
JPMorgan Chase & Co. 14 $ 1,852
Morgan Stanley 26 2,240
10,096
Health Care — 10.68%
Abbott Laboratories 9 1,057
Align Technology, Inc.
(a)
7 1,943
Danaher Corp. 5 1,319
Edwards LifeSciences Corp.
(a)
9 908
Eli Lilly & Co. 16 5,015
Exact Sciences Corp.
(a)
8 398
Intuitive Surgical, Inc.
(a)
9 2,049
Merck & Co., Inc. 19 1,749
PTC Therapeutics, Inc.
(a)
14 411
Sarepta Therapeutics, Inc.
(a)
5 364
Stryker Corp. 6 1,407
Thermo Fisher Scientific, Inc. 4 2,271
Vertex Pharmaceuticals, Inc.
(a)
5 1,343
20,234
Industrials — 3.10%
Cummins, Inc. 4 836
Deere & Co. 4 1,431
HEICO Corp. 10 1,431
Rockwell Automation, Inc. 8 1,705
Spirit AeroSystems Holdings, Inc., Class A
(a)
15 471
5,874
Materials — 0.95%
Cleveland-Cliffs, Inc.
(a)
78 1,808
Technology — 29.91%
Adobe, Inc.
(a)
10 4,165
Advanced Micro Devices, Inc.
(a)
19 1,935
Apple, Inc. 76 11,312
Autodesk, Inc.
(a)
7 1,454
Block, Inc., Class A
(a)
12 1,050
DocuSign, Inc.
(a)
12 1,007
Intuit, Inc. 2 829
MasterCard, Inc., Class A 9 3,220
Microsoft Corp. 37 10,058
NVIDIA Corp. 44 8,216
Oracle Corp. 45 3,236
Paycom Software, Inc.
(a)
6 1,706
PayPal Holdings, Inc.
(a)
12 1,023
salesforce.com, Inc.
(a)
17 2,724
ServiceNow, Inc.
(a)
2 935
Visa, Inc., Class A 15 3,183

Fisher Investments Institutional Group ESG Stock Fund for
Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
COMMON STOCKS — 98.90% - continued Shares Fair Value
United States — 68.22% - continued
Technology — 29.91% - continued
Zoom Video Communications, Inc., Class A
(a)
6 $ 645
56,698
Total   United States 129,319
Total Common Stocks— 98.90% (Cost $153,859) 187,450
MONEY MARKET FUNDS - 0.97%
First American Government Obligations Fund, Class X, 0.88%
(b)
1,836 1,836
Total Money Market Funds (Cost $1,836) 1,836
Total Investments — 99.87% (Cost $155,695) 189,286
Other Assets in Excess of Liabilities — 0.13% 248
NET ASSETS — 100.00% $ 189,534
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of May 31, 2022.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments
May 31, 2022 - (Unaudited)
CORPORATE BONDS — 38.36%
Principal
Amount Fair Value
Communications — 6.02%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 99,051
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025 75,000 74,665
173,716
Consumer Staples — 3.96%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 114,400
Energy — 1.89%
Chevron Corp., 2.24%, 5/11/2030 60,000 54,457
Financials — 10.26%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 96,881
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026 100,000 98,827
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 100,554
296,262
Health Care — 5.37%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 80,425
Pfizer, Inc., 3.45%, 3/15/2029 75,000 74,395
154,820
Industrials — 2.91%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 83,829
Real Estate — 1.45%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 50,000 41,851
Technology — 6.50%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 93,965
Oracle Corp., 3.25%, 11/15/2027 100,000 93,664
187,629
Total Corporate Bonds (Cost $1,223,720) 1,106,964
U.S. GOVERNMENT & AGENCIES — 42.19%
United States Treasury Note, 1.50% , 9/30/2024 109,700 106,975
United States Treasury Note, 2.63% , 2/15/2029 301,100 296,489
United States Treasury Note, 4.50% , 2/15/2036 490,000 587,464
United States Treasury Bond, 4.63% , 2/15/2040 187,300 226,406
Total U.S. Government & Agencies (Cost $1,349,012) 1,217,334
EXCHANGE-TRADED FUNDS — 17.88% Shares Fair Value
iShares MBS ETF 5,201 515,783
Total Exchange-Traded Funds (Cost $561,837) 515,783

Fisher Investments Institutional Group Fixed Income Fund
for Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
MONEY MARKET FUNDS - 0.86%
First American Government Obligations Fund, Class X, 0.88%
(a)
24,934 $ 24,934
Total Money Market Funds (Cost $24,934) 24,934
Total Investments — 99.29% (Cost $3,159,503) 2,865,015
Other Assets in Excess of Liabilities — 0.71% 20,455
NET ASSETS — 100.00% $ 2,885,470
(a) Rate disclosed is the seven day effective yield as of May 31, 2022.

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments
May 31, 2022 - (Unaudited)
CORPORATE BONDS — 38.61%
Principal
Amount Fair Value
Communications — 8.10%
Comcast Corp., 3.55%, 5/1/2028 $ 100,000 $ 99,052
TWDC Enterprises 18 Corp., 3.15%, 9/17/2025 135,000 134,396
233,448
Consumer Staples — 3.97%
Procter & Gamble Co. (The), 5.50%, 2/1/2034 100,000 114,400
Financials — 10.30%
BlackRock, Inc., 3.25%, 4/30/2029 100,000 96,881
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/2026 100,000 98,827
JPMorgan Chase & Co., 4.13%, 12/15/2026 100,000 100,554
296,262
Health Care — 5.37%
Bristol-Myers Squibb Co., 4.55%, 2/20/2048 78,000 80,425
Pfizer, Inc., 3.45%, 3/15/2029 75,000 74,395
154,820
Industrials — 2.91%
Southwest Airlines Co., 7.38%, 3/1/2027 75,000 83,829
Real Estate — 1.45%
Omega Healthcare Investors, Inc., 3.38%, 2/1/2031 50,000 41,851
Technology — 6.51%
International Business Machines Corp., 4.25%, 5/15/2049 100,000 93,965
Oracle Corp., 3.25%, 11/15/2027 100,000 93,664
187,629
Total Corporate Bonds (Cost $1,224,891) 1,112,239
U.S. GOVERNMENT & AGENCIES — 41.98%
United States Treasury Note, 1.50% , 9/30/2024 109,900 107,170
United States Treasury Note, 2.63% , 2/15/2029 286,700 282,310
United States Treasury Note, 4.50% , 2/15/2036 495,000 593,458
United States Treasury Bond, 4.63% , 2/15/2040 187,100 226,164
Total U.S. Government & Agencies (Cost $1,339,875) 1,209,102
EXCHANGE-TRADED FUNDS — 17.75% Shares Fair Value
iShares MBS ETF 5,156 511,321
Total Exchange-Traded Funds (Cost $556,972) 511,321
MONEY MARKET FUNDS - 0.94%
First American Government Obligations Fund, Class X, 0.88%
(a)
27,076 27,076
Total Money Market Funds (Cost $27,076) 27,076
Total Investments — 99.28% (Cost $3,148,814) 2,859,738
Other Assets in Excess of Liabilities — 0.72% 20,722

Fisher Investments Institutional Group ESG Fixed Income
Fund for Retirement Plans
Schedule of Investments (continued)
May 31, 2022 - (Unaudited)
NET ASSETS — 100.00% $ 2,880,460
(a) Rate disclosed is the seven day effective yield as of May 31, 2022.

Tactical Multi-Purpose Fund
Schedule of Investments
May 31, 2022 - (Unaudited)
MONEY MARKET FUNDS - 110 .32 % Shares Fair Value
First American Government Obligations Fund, Class X, 0.88%
(a)
26,975 $ 26,975
Total Money Market Funds (Cost $26,975) 26,975
Total Investments — 110.32% (Cost $26,975) 26,975
Liabilities in Excess of Other Assets — (10.32)% (2,524)
NET ASSETS — 100.00% $ 24,451
(a) Rate disclosed is the seven day effective yield as of May 31, 2022.